Reconciliation of Denominators of Basic and Diluted Per Share Computations (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average number of outstanding shares
Basic	11,052	11,052	11,052
Effect of dilutive securities
Diluted	11,052	11,052	11,052